Financial Instruments - Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 675,905	¥ 660,999
Impairment loss allowance	(5,197)	(3,318)
Net carrying amount	¥ 670,708	¥ 657,681
Weighted average loss rate (%)	0.80%	0.50%
Current
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 626,334	¥ 613,062
Impairment loss allowance	(748)	(2,350)
Net carrying amount	¥ 625,586	¥ 610,712
Weighted average loss rate (%)	0.10%	0.40%
Within 30 Days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 15,341	¥ 17,244
Impairment loss allowance	(316)	(27)
Net carrying amount	¥ 15,025	¥ 17,217
Weighted average loss rate (%)	2.10%	0.20%
Over 30 Days but within 60 Days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 8,635	¥ 7,441
Impairment loss allowance	(168)	(24)
Net carrying amount	¥ 8,467	¥ 7,417
Weighted average loss rate (%)	1.90%	0.30%
Over 60 Days but within 90 Days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 5,692	¥ 5,968
Impairment loss allowance	(198)	(99)
Net carrying amount	¥ 5,494	¥ 5,869
Weighted average loss rate (%)	3.50%	1.70%
Over 90 Days but within One Year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 12,010	¥ 14,336
Impairment loss allowance	(438)	(477)
Net carrying amount	¥ 11,572	¥ 13,859
Weighted average loss rate (%)	3.60%	3.30%
Over One Year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 7,893	¥ 2,948
Impairment loss allowance	(3,329)	(341)
Net carrying amount	¥ 4,564	¥ 2,607
Weighted average loss rate (%)	42.20%	11.60%